Income Taxes - Additional Information (Detail)	12 Months Ended							12 Months Ended
	Mar. 31, 2013 USD ($)	Mar. 31, 2012 USD ($)	Mar. 31, 2011 USD ($)	Mar. 31, 2013 FASB ASC 740 [Member] USD ($)	Mar. 31, 2012 FASB ASC 740 [Member] USD ($)	Mar. 31, 2013 Hong Kong Tax Authority [Member] USD ($)	Mar. 31, 2013 Hong Kong Tax Authority [Member] HKD	Mar. 31, 2013 Other Income [Member] Hong Kong Tax Authority [Member] USD ($)	Mar. 31, 2013 Other Income [Member] Hong Kong Tax Authority [Member] HKD	Mar. 31, 2013 Interest Income [Member] Hong Kong Tax Authority [Member] USD ($)	Mar. 31, 2013 Interest Income [Member] Hong Kong Tax Authority [Member] HKD	Mar. 31, 2013 Hong Kong Subsidiary [Member]	Mar. 31, 2012 Hong Kong Subsidiary [Member]	Mar. 31, 2011 Hong Kong Subsidiary [Member]	Mar. 31, 2013 Dongguan Lite Array Company Limited [Member]	Mar. 31, 2013 Dongguan Lite Array Company Limited [Member] Prior to December 31, 2008 [Member]	Mar. 31, 2013 Dongguan Wing Shing Electrical Products Factory Company Limited [Member] Unified Enterprise Income Tax Law [EIT] [Member]	Mar. 31, 2012 Dongguan Wing Shing Electrical Products Factory Company Limited [Member] Unified Enterprise Income Tax Law [EIT] [Member]	Mar. 31, 2011 Dongguan Wing Shing Electrical Products Factory Company Limited [Member] Unified Enterprise Income Tax Law [EIT] [Member]	Mar. 31, 2013 Dongguan Wing Shing Electrical Products Factory Company Limited [Member] Prior to December 31, 2008 [Member]
Significant Change in Unrecognized Tax Benefits is Reasonably Possible [Line Items]
Rate of income tax of subsidiaries	28.90%	46.90%	(5.00%)									16.50%	16.50%	16.50%			25.00%	25.00%	25.00%
Preferential income tax rate															15.00%	27.00%				27.00%
Reduced tax rate																24.00%				24.00%
Local income tax rate																3.00%				3.00%
Unification of the income tax rate for domestic-invested and foreign-invested enterprises	25.00%
Reduction in corporate income tax rate for succeeding three years															50.00%
Tax losses carried forward	$ 23,591,422	$ 20,843,486
Tax losses available indefinitely for offsetting against future taxable income	4,114,021	2,196,670
Tax losses carried back or forward	19,477,401	18,646,816
Carried back period	2 years
Carried forward period	20 years
Unrecognized tax benefits	8,870,677	9,117,443	7,437,277	4,879,338	5,701,782
Remaining unrecognized tax benefits set off	3,991,339	3,415,661
Reversed interest and potential penalties	1,021,397		227,702
Accrued interest and potential penalties of uncertain tax position		121,032
Interest and potential penalties of uncertain tax positions	651,721	1,667,602
Additional assessable profits						1,612,967	12,520,654
Penalty and interest paid								$ 257,649	2,000,000	$ 60,064	466,249